BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Borrowings

The terms and conditions of outstanding loans are as follows:

	United States Dollar
Facility Figures in millions unless otherwise stated	Notes		2018	2017	Borrower	Nominal interest rate	Commitment fee	Maturity date
US$1 billion notes issue (the notes)[1]	(a	)	849.4	847.9	Orogen	4,875%	—	7 October 2020
US$150 million revolving senior secured credit facility – old[2]	(b	)	—	—	La Cima	LIBOR plus 1.63%	0.65%	19 December 2017
US$150 million revolving senior secured credit facility – new[2]	(c	)	83.5	83.5	La Cima	LIBOR plus 1.20%	0.50%	19 September 2020
US$70 million revolving senior secured credit facility[3]	(d	)	—	—	Ghana	LIBOR plus 2.40%	1.00%	6 May 2017
US$100 million revolving senior secured credit facility[3]	(e	)	45.0	45.0	Ghana	LIBOR plus 3.50%	1.40%	30 November 2021
A$500 million syndicated revolving credit facility[4]	(f	)	316.5	231.5	Gruyere	BBSY plus 2.35%	0.94%	24 May 2021
US$1,290 million term loan and revolving credit facilities[5]	(g	)	583.0	380.0
– Facility A (US$380 million)			380.0	380.0	Orogen	LIBOR plus 2.25%	—	6 June 2020
– Facility B (US$360 million)			203.0	—	Orogen	LIBOR plus 1.95%	0.77%	6 June 2021
– Facility C (US$550 million)			—	—	Orogen	LIBOR plus 2.20%	0.86%	6 June 2021
R1,500 million Nedbank revolving credit facility – old[6]	(h	)	—	79.5	GFIJVH/GFO	JIBAR plus 2.50%	0.85%	7 March 2018
R1,500 million Nedbank revolving credit facility – new[6]			—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Standard Bank revolving credit facility[7]	(i	)	13.7	—	GFIJVH/GFO	JIBAR plus 2.75%	1.05%	31 March 2020
R500 million Absa Bank revolving credit facility[8]	(j	)	34.2	—	GFIJVH/GFO	JIBAR plus 2.55%	0.893%	31 March 2020
Short-term Rand uncommitted credit facilities[9]	(k	)	86.3	114.1	—	—	—	—

Total borrowings			2,011.6	1,781.5
Current borrowings			(86.3)	(193.6)

Non-current borrowings			1,925.3	1,587.9

[1]	The balance is net of unamortised transaction costs amounting to US$3.0 million (2017: US$4.5 million) which will unwind over the remaining period of the notes as an interest expense.

The payment of all amounts due in respect of the notes is unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Operations Limited (“GFO”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively the Guarantors”) on a joint and several basis.

The notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

Gold Fields Australasia (BVI) Limited (“GFA”) offered and accepted the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA intends to hold the notes acquired until their maturity on 7 October 2020. The purchase of the notes amounting to US$147.6 million was financed by drawing down under the US$1,510 million term loan and revolving credit facilities (these facilities were cancelled and refinanced through the US$1,290 million term loan and revolving credit facility on 6 June 2017). The Group recognised a profit of US$17.7 million on the buy back of the notes.

[2]

Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group. The old revolving senior secured credit facility matured in 2017 and was refinanced through the new revolving credit facility on 22 September 2017.

[3]

Borrowings under the facility are guaranteed by Gold Fields Ghana Limited (“GF Ghana Limited”) and Abosso Goldfields Limited (“Abosso”). Borrowings under this facility are also secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso (“Secured Assets”). In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. The US$70 million revolving senior secured credit facility matured in 2017 and was refinanced through the US$100 million revolving senior secured credit facility on 17 July 2017.

Fleet assets and CIL plant in Ghana amounting to US$183.6 million were pledged as security for this facility at 31 December 2017.

On 22 March 2018, the Borrowers, the Original Lender and the Security Agent entered into an Agreement and Restatement Agreement to release any and all security interests created in favour of the Security Agent (“the Security”). The effective date of the release of the Security was 22 March 2018.

On 23 November 2018, GF Ghana Limited and Abosso (as Borrowers) and The Standard Bank of South Africa Limited (acting through its Isle of Man branch) (as Original Lender and Agent) entered into the Fifth Amendment and Restatement Agreement which further amended the facility agreement. The effective date of the Fifth Amendment and Restatement Agreement is 30 November 2018. The final maturity date is the date falling three years after the effective date, namely 30 November 2021.

[4]	Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”).
[5]	Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and GF Ghana.
[6]

Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere Holdings Proprietary Limited (“Gruyere”). The old revolving credit facility matured on 7 March 2018 and was replaced by the new revolving credit facility on 8 May 2018.

[7]	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere.
[8]	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere.
[9]

The Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Summary of Borrowings by Type

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
	BORROWINGS (continued)
(a)	US$1 billion notes issue
	Balance at beginning of the year	847.9	846.4
	Unwinding of transaction costs	1.5	1.5

	Balance at end of the year	849.4	847.9

(b)	US$150 million revolving senior secured credit facility—old
	Balance at beginning of the year	—	82.0
	Loans advanced	—	—
	Repayments	—	(82.0)

	Balance at end of the year	—	—

(c)	US$150 million revolving senior secured credit facility—new
	Balance at beginning of the year	83.5	—
	Loans advanced	—	83.5

	Balance at end of the year	83.5	83.5

(d)	US$70 million revolving senior secured credit facility
	Balance at beginning of the year	—	45.0
	Repayments	—	(45.0)

	Balance at end of the year	—	—

(e)	US$100 million revolving senior secured credit facility
	Balance at beginning of the year	45.0	—
	Loans advanced	—	45.0

	Balance at end of the year	45.0	45.0

(f)	A$500 million syndicated revolving credit facility
	Balance at beginning of the year	231.5	—
	Loans advanced	119.9	236.6
	Translation adjustment	(34.9)	(5.1)

	Balance at end of the year	316.5	231.5

(g)	US$1,290 million term loan and revolving credit facilities
	Balance at beginning of the year	380.0	658.5
	Loans advanced	382.6	73.5
	Repayments	(179.6)	(352.0)

	Balance at end of the year	583.0	380.0

(h)	R1,500 million Nedbank revolving credit facility
	Balance at beginning of the year	79.5	—
	Loans advanced	20.7	78.5
	Repayments	(107.7)	—
	Translation adjustment	7.5	1.0

	Balance at end of the year	—	79.5

24.	BORROWINGS (continued)
(i)	R500 million Standard Bank revolving credit facility
	Loans advanced	13.7	—
	Translation adjustment	—	—

	Balance at end of the year	13.7	—

(j)	R500 million Absa revolving credit facility
	Loans advanced	36.1	—
	Translation adjustment	(1.9)	—

	Balance at end of the year	34.2	—

(k)	Short-term Rand uncommitted credit facilities
	Balance at beginning of the year	114.1	61.0
	Loans advanced	118.7	262.6
	Repayments	(144.6)	(216.5)
	Translation adjustment	(1.9)	7.0

	Balance at end of the year	86.3	114.1

	Total borrowings	2,011.6	1,781.5

	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
	Variable rate with exposure to repricing (six months or less)	1,162.2	933.6
	Fixed rate with no exposure to repricing (US$1 billion notes issue)	849.4	847.9

		2,011.6	1,781.5

	The carrying amounts of the Group’s borrowings are denominated in the following currencies:
	US Dollar	1,560.9	1,356.4
	Australian Dollar	316.5	231.5
	Rand	134.2	193.6

		2,011.6	1,781.5

	The Group has the following undrawn borrowing facilities:
	Committed	986.7	1305.1
	Uncommitted	26.5	17.1

		1013.2	1322.2

	All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
	– within one year	—	39.7
	– later than one year and not later than two years	93.0	—
	– later than two years and not later than three years	791.2	715.4
	– later than three years and not later than five years	102.5	550.0

		986.7	1305.1